Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-214872
Entity Registrant Name	JUPITER GOLD CORPORATION
Entity Central Index Key	0001684688
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Rua Vereador João Alves Praes nº 95-A
Entity Address, City or Town	Olhos D’Água
Entity Address, Country	BR
Entity Address, Postal Zip Code	39398-000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	8,118,737
Auditor Name	BF Borgers CPA PC
Auditor Firm ID	5041
Auditor Location	Lakewood, CO
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua Vereador João Alves Praes nº 95-A
Entity Address, City or Town	Olhos D’Água
Entity Address, Country	BR
Entity Address, Postal Zip Code	39398-000
City Area Code	55-31
Local Phone Number	3956-1109
Contact Personnel Name	Marc Fogassa
Contact Personnel Email Address	marc.fogassa@jupitergoldcorp.com